Going Concern (Detail Narrativel) (USD $)	12 Months Ended				48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2013	Nov. 30, 2011 CEO [Member]
Revenues	$ 0				$ 0
Net Loss	42,102	(18,244)	32,840	29,955	86,653
Working capital deficit	16,467				16,467
Stockholders' Deficiency	(85,393)	(43,291)	(61,535)	(28,695)	(85,393)
Maximum borrowing capacity	126,275				126,275
Ownership interest						33.00%
Outstanding amout	$ 68,926	$ 33,133			$ 68,926